Note 8 - Capital Stock and Reserves	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
8.	CAPITAL STOCK AND RESERVES

Authorized capital stock

Unlimited number of common shares without par value

Issued capital stock

All issued shares are fully paid.

During the year ended March 31, 2024, the Company:

a)

closed an underwritten public offering in the United States (the “Offering”). The Company sold 800,000 units, each consisting of one common share and one warrant to purchase one common share, at a public offering price of $6.77 (USD $5.00) per unit. The warrants are exercisable into common shares at a price of USD $6.25 for five years. As the warrants are denominated in a currency other than the functional currency, the Company recognized a derivative liability valued at $823,597 associated with the warrants. As at March 31, 2024, the Company revalued the derivative liability at $656,946 resulting in an unrealized gain on change in fair value of warrants of $166,651 through profit or loss for the period ended March 31, 2024. It was estimated using a Level 1 fair value measurement. The aggregate gross proceeds to the Company from the Offering were $5,418,400 (USD $4,000,000), before deducting underwriting discounts of $387,416 (USD $286,000) and offering expenses. The Company also issued 40,000 underwriter’s warrants (valued at $270,400). All securities issued are free from any resale restrictions under applicable Canadian and United States securities laws. The common shares and unit warrants sold in the Offering began trading on NASDAQ under the symbols FMST and FMSTW, respectively, on August 22, 2023;

b)

closed Tranche 1 of 2 (see Note 14) on a non-brokered private placement issuing 188,651 flow-through units consisting of one flow-through common share and one non-flow-through share purchase warrant at $5.88 per unit for gross proceeds of $1,109,268 and 152,941 non-flow-through units consisting of one non-flow-through common share and one non-flow-through share purchase warrant at $3.40 per unit for gross proceeds of $520,000. The warrants are exercisable into common shares at a price of $4.00 until March 13, 2026. The Warrants will be subject to an accelerated expiry, if, at any time following the date of issuance, the volume weighted average trading price of the Shares on the Canadian Securities Exchange is or exceeds $6.00 for any 14 consecutive trading days, the Company may elect to accelerate the expiry date of the Warrants and NFT Warrants by giving notice to the holders, by way of a news release, that the Warrants and NFT Warrants will expire 30 calendar days following the date of such notice. In connection with the first tranche closing, cash finder’s fees of $11,134 were paid on the financings and the Company issued 3,274 share purchase finders warrants (valued at $9,700). Each Finder's warrant entitles the holder to purchase one common share at a price of $3.40 for a two-year period. All of the securities issued under the first tranche of the Offering will be subject to a hold period of four months and one day from the date of issuance expiring on July 14, 2024. A value of $20,143 was attributed to the flow-through premium liability and $377,911 was allocated to reserves in connection with the financing. The Company is committed to incur a total of $1,109,268 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at March 31, 2024 the Company has spent $852,045 of qualifying CEE.

c)	issued 10,700 common shares at a value of $85,600 as part of the acquisition payments for the Lac Simard South option agreement (see Note 6);
d)	issued 13,072 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 6);
e)	issued 6,128 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake option agreement (see Note 6);
f)	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services; and
g)

issued 36,000 common shares upon exercise of options for gross proceeds of $131,400, resulting in a reallocation of share-based reserves of $53,400 from reserves to share capital. The weighted average share price on the date of the option exercises was $4.95.

During the year ended March 31, 2023, the Company:

a)	issued 13,000 common shares upon exercise of options for gross proceeds of $77,750, resulting in a reallocation of share-based reserves of $78,528 from reserves to share capital.
b)	issued 212,750 common shares upon exercise of warrants for gross proceeds of $1,059,017.
c)	issued 10,526 common shares at a value of $100,000 as part of the acquisition payments for the Peg North Option Agreement (see Note 6).
d)	issued 364 common shares at a value of $2,454 as part of the acquisition payments for the Jol Lithium Option Agreement (see Note 6).
e)

closed a non-brokered private placement of 97,753 flow-through common shares at $17.00 per common shares for gross proceeds of $1,661,807. Cash finder’s fees of $99,624 were paid on the financings and the Company issued 5,765 share purchase finders warrants (valued at $22,000). Each finders warrant entitles the holder to purchase one common share at a price of $10.00 for a two-year period. A value of $977,534 was attributed to the flow-through premium liability in connection with the financing. As at March 31, 2023, the Company has fulfilled $1,661,807 of the flow-through exploration commitments.

f)	issued 6,705 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake Option Agreement (see Note 6).
g)	issued 20,000 common shares valued at $355,000 pursuant to a PSU redemption to a related party.

During the year ended March 31, 2022, the Company:

a)	issued 186,700 common shares upon exercise of options for gross proceeds of $850,575. The weighted average share price on the date of the option exercises was $12.
b)	issued 155,134 common shares upon exercise of warrants for gross proceeds of $741,889.
c)

closed a non-brokered private placement of 40,166 units at $8.50 per unit for gross proceeds of $341,415. Each unit consists of one common share and one share purchase warrant. The warrant entitles the holder to purchase one additional common share for a period of 18 months at a price of $12.50 per share.

d)	issued 5,000 common shares at a value of $25,000 as part of the acquisition payments for the Jean Lake Option Agreement (see Note 6).
e)	issued 11,194 common shares at a value of $69,963 as part of the acquisition payments for the Strider Agreement (see Note 6).
f)

closed a non-brokered private placement of 47,800 units at $5.25 per unit for gross proceeds of $250,950. Each unit consists of one common share and one share purchase warrant. The warrant entitles the holder to purchase one additional common share for a period of 24 months at a price of $6.50 per share.

g)	issued 8,178 common shares valued at $42,933 to settle $42,933 of services with a non-related party.
h)	issued 20,000 common shares valued at $380,000 to settle $279,644 of debt with a non-related party and recorded $100,356 as loss on the settlement.
i)	issued 30,000 common shares valued at $532,500 pursuant to a PSU redemption to a related party.

Stock options:

The Company’s Stock Option plan allows for the Board to grant stock options to Executives Officers, Directors, employees and consultants up to 10% of the issued and outstanding common stock of the Company.

During the year ended March 31, 2024, the Company:

a)	granted a stock options for 17,500 shares to a consultant of the Company. The option is exercisable at $5.65 per share for three years with an estimated fair value of $60,200 and vests immediately;
b)

granted stock options for an aggregate of 40,000 shares to directors and a consultant of the Company. The options are exercisable at $6.60 per share for three years with an estimated fair value of $173,500 and vest immediately;

c)

granted stock options for an aggregate of 85,000 shares to officers of the Company. The options are exercisable at $6.60 per share for five years with an estimated fair value of $445,500 and vest immediately;

d)	granted a stock option for 36,000 shares to a consultant of the Company. The option is exercisable at $3.65 per share for one year with an estimated fair value of $53,400 and vests immediately;
e)	granted a stock option for 20,000 shares to a director of the Company. The option is exercisable at $5.47 per share for three years with an estimated fair value of $75,500 and vests immediately;
f)	granted a stock option for 20,000 shares to an officer of the Company. The option is exercisable at $3.98 per share for five years with an estimated fair value of $66,600 and vests immediately;
g)	granted a stock option for 20,000 shares to a consultant of the Company. The option is exercisable at $3.30 per share for two years with an estimated fair value of $66,600 and vests immediately;
h)	had 36,000 stock options exercised by issuing 36,000 shares for proceeds of $131,400; and
i)	had 80,300 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $891,400 from reserves to deficit $860,158 from reserves to deficit.

During the year ended March 31, 2023, the Company:

a)	granted a stock option for 20,000 shares to a consultant of the Company. The option is exercisable at $12.75 per share for three years with an estimated fair value of $198,300 and vests immediately;
b)	granted a stock option for 8,000 shares to a consultant of the Company. The option is exercisable at $13.75 per share for three years with an estimated fair value of $83,200 and vests immediately;
c)	granted a stock option for 62,000 shares to a consultant of the Company. The option is exercisable at $9.00 per share for three years with an estimated fair value of $395,600 and vests immediately;
d)	granted stock options for 31,000 shares to a consultant of the Company. The options are exercisable at $9.50 per share for two years with an estimated fair value of $208,600 and vest immediately;
e)	had 13,000 stock options exercised by issuing 13,000 shares for proceeds of $77,750; and.
f)	had 121,000 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $891,400 from reserves to deficit.

During the year ended March 31, 2022, the Company:

a)	granted 5,000 stock options to consultants of the Company. The options are exercisable at $5.25 per option for five years with an estimated fair value of $21,500 and vest immediately.
b)	granted 10,000 stock options to consultants of the Company. The options are exercisable at $7.50 per option for five years with an estimated fair value of $66,100 and vest immediately.
c)	granted 6,000 stock options to consultants of the Company. The options are exercisable at $12.50 per option for five years with an estimated fair value of $61,600 and vest immediately.
d)	reinstated 4,000 options previously forfeited.
e)	granted 110,000 stock options to consultants of the Company. The options are exercisable at $14.25 per option for one year with an estimated fair value of $666,100 and vest immediately.
f)	granted 10,000 stock options to a consultant of the Company. The options are exercisable at $20.50 per option for five years with an estimated fair value of $163,700 and vest immediately.

g)	granted 20,000 stock options to a consultant of the Company. The options are exercisable at $17.50 per option for five years with an estimated fair value of $285,300 and vest immediately.
h)	granted 15,000 stock options to a consultant of the Company. The options are exercisable at $16.50 per option for two years with an estimated fair value of $150,400 and vest immediately.
i)

granted 4,000 stock options to a consultant of the Company. The options are exercisable at $15.50 per option for three years with an estimated fair value of $46,600 and will vest 100% on December 8, 2022. For the year ended March 31, 2022, the Company recorded $3,897 as share-based compensation. For the year ended March 31, 2023, the Company recorded $42,702 as share-based compensation.

Stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	383,800	383,800

Weighted average exercise price		$10.81	$5.87	$3.65	$9.95	$7.38	$7.38

Weighted average remaining life (years)		$2.57				2.61

The average market price of the 36,000 options exercised was $4.95 per share.

Stock option transactions for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.50	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000

Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.79	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)		$2.45				2.57

Stock option transactions for the year ended March 31, 2022, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022	Exercisable

June 27, 2021	$5.00	5,000	-	-	(5,000)	-	-
January 4, 2023	$14.25	-	110,000	(5,000)	-	105,000	105,000
January 17, 2024	$6.00	-	4,000	(4,000)	-	-	-
March 1, 2024	$16.50	-	15,000	-	-	15,000	15,000
March 8, 2025	$15.50	-	4,000	-	-	4,000	4,000
June 12, 2025	$3.50	39,000	-	(39,000)	-	-	-
November 20, 2025	$4.00	127,000	-	(119,000)	-	8,000	8,000
January 15, 2026	$7.25	61,000	-	(19,700)	-	41,300	41,300
October 21, 2026	$5.25	-	5,000	-	-	5,000	5,000
November 1, 2026	$7.50	-	10,000	-	-	10,000	10,000
December 3, 2026	$12.50	-	6,000	-	-	6,000	6,000
January 17, 2027	$20.50	-	10,000	-	-	10,000	10,000
February 16, 2027	$17.50	-	20,000	-	-	20,000	20,000

Total		232,000	184,000	(186,700)	(5,000)	224,300	224,300

Weighted average exercise price		$4.79	$14.31	$4.56	$5.00	$12.79	$12.79

Weighted average remaining life (years)						2.45

The fair value of stock options was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	March 31, 2024	March 31, 2023	March 31, 2022

Fair value per option	$5.42	$6.00	$7.50
Exercise price	$5.49	$11.00	$14.50
Expected life (years)	3.50	3.00	2.26
Interest rate	4.17%	3.49%	1.16%
Annualized volatility (based on historical volatility)	108%	118%	114%
Dividend yield	0.00%	0.00%	0.00%

Performance Stock Options:

During the year ended March 31, 2022, the Company granted a performance-based stock option for 15,000 common shares to a consultant of the Company. The option is exercisable at $14.25 per share for two years with an estimated fair value of $126,297 and vests 100% when the closing share price is $25.00 or higher for three consecutive trading days. For the year ended March 31, 2024, the Company recorded $Nil (2023 - $63,148; 2022 - $Nil) as share-based compensation. The 15,000 performance-based stock option expired during the year ended March 31, 2024.

Performance stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 31, 2024	$14.25	15,000	-	-	(15,000)	-	-

Total		15,000	-	-	(15,000)	-	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$-	$-

Weighted average remaining life (years)						-

Performance stock option transactions for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

March 31, 2024	$14.25	15,000	-	-	-	15,000	-

Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$14.25	$-

Weighted average remaining life (years)						1.25

Performance stock option transactions for the year ended March 31, 2022, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022	Exercisable

March 31, 2024	$14.25	-	15,000	-	-	15,000	-

Total		-	15,000	-	-	15,000	-

Weighted average exercise price		$-	$14.25	$-	$-	$14.25	$-

Weighted average remaining life (years)						2

Performance Share Units: (“PSU”)

Effective January 17, 2022, amended September 7, 2022, the Company’s board of directors adopted a performance-based share unit plan (the “PSU Plan”) which reserved a fixed aggregate of 343,391 common shares (being 10% of the Company’s then issued and outstanding common shares”) for issuance upon the redemption of performance-based share award units (each a “PSU”). Under the terms of the PSU Plan, the Company is required to obtain shareholder approval for the PSU Plan within 3 years after its adoption, and at least every three years thereafter. Any PSUs issued are subject to a four month hold from date of issue.

	Number of PSU’s Outstanding	Number of PSU’s Vested	Weighted Average Grant Date Fair Value	Share-based payment reserve

Balance at March 31, 2021	-	-	$-	$-
PSU’s granted	280,000	-	14.85	1,063,622
PSU’s vesting through the year	-	50,000	17.75	-
PSU’s redeemed	(30,000)	(30,000)	17.75	(532,500)
Balance at March 31, 2022	250,000	20,000	$14.50	$531,122
PSU’s granted	160,000	-	9.10	-
PSU’s vesting through the year	-	-	14.50	547,374
PSU’s redeemed	(20,000)	(20,000)	17.75	(355,000)
PSU’s cancelled	(390,000)	-	10.66	(723,497)

Balance at March 31, 2023 and 2024	-	-	$-	$-

During the year ended March 31, 2023, the Company recognized share-based payment expense of $363,195.

During the year ended March 31, 2024, the Company:

a)	There were no grants.

During the year ended March 31, 2023, the Company:

a)

granted 40,000 PSU’s with a fair value at $387,379, to a director under the Company’s PSU Plan. The PSUs will vest and become redeemable only upon the achievement of certain closing price milestones ranging between $25.00 and $87.50 which were to expire on April 12, 2025. During the year ended March 31, 2023, the Company recognized share-based payment expense of $63,679 to the date of modification.

b)

modified 140,000 unvested PSU’s from earlier grants. The modified PSUs have a fair value of $1,068,398 and will vest and become redeemable upon the occurrence of certain capital market liquidity events, with the balance vesting on the achievement of certain closing price milestones ranging between $19.50 and $68.00. During the year ended March 31, 2023, the Company recognized $64,884 in share-based compensation expense.

c)

granted 120,000 PSU’s with a fair value of $1,246,463, to directors under the Company’s PSU Plan. The PSUs will vest and become redeemable upon the occurrence of certain capital market liquidity events, with the balance vesting on the achievement of certain closing price milestones ranging between $19.50 and $68.00. During the year ended March 31, 2023, the Company recognized $55,615 in share-based compensation expense.

d)	Cancelled 390,000 unvested PSUs. Upon cancellation $723,496 of previously recognized share-based compensation expense was reversed from reserves to stock-based compensation.

During the year ended March 31, 2022, the Company:

a)

granted 280,000 PSU’s with a fair value of $4,156,210, to certain directors and officers under the Company’s PSU Plan. Of the 280,000 PSUs granted, 50,000 PSUs vested and became redeemable by the holders, and the remaining 230,000 PSUs were to vest and become redeemable only upon the achievement of certain closing price milestones ranging between $25.00 and $87.50 which will expire on January 31, 2025.

Of the 280,000 PSUs granted, 50,000 PSUs vested during the year ended March 31, 2022 and the remaining unvested PSUs were to be expensed straight line over 3 years. During the year ended March 31, 2022, the Company recognized share-based payment expense of $1,063,622. Of the 50,000 PSUs that vested, 30,000 were converted to common shares during the year-ended March 31, 2022.

Warrants:

A continuity of the warrants granted for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			$0.67				3.67

The fair value of the warrants issued on March 13, 2024 was calculated using the Black-Scholes option pricing model with the following weighted average assumptions, 1) Fair value per warrant $3.77; 2) Exercise price $4.00; 3) Expected life 2 years; 4) Interest rate 3.5%; 5) Annualized volatility (based on historical volatility) and 6) Dividend yield of 0.00%.

A continuity of the warrants granted for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000

Total		281,344	-	(212,750)	(44,594)	24,000

Weighted average exercise price		$5.98	$-	$4.98	$10.48	$6.50

Weighted average remaining life (years)						0.67

A continuity of the warrants granted for the year ended March 31, 2022, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2021	Granted	Exercised	Forfeited / Expired	Balance March 31, 2022

August 28, 2022	$3.75	104,800	-	(51,022)	-	53,778
August 28, 2022	$5.00	145,711	-	(24,111)	-	121,600
October 29, 2022	$12.50	-	40,166	(4,000)	-	36,166
December 15, 2022	$5.00	98,000	-	(76,000)	-	22,000
December 2, 2023	$6.50	-	47,800	-	-	47,800

Total		348,511	87,966	(155,133)	-	281,344

Weighted average exercise price		$4.62	$9.24	$4.78	$0.00	$5.98

Weighted average remaining life (years)						0.67

Agent warrants:

During the period ended March 31, 2024, the Company issued 40,000 warrants to certain underwriters/agents in connection with private placement financings which are subject to cashless exercise. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765	-	-	-	5,765
August 21, 2028	$	USD 6.25	-	40,000	-	-	40,000
March 13, 2026		$3.40	-	3,274	-	-	3,274

Total			5,765	43,274	-	-	49,039

Weighted average exercise price			$10.00	$ USD 6.25 $ CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)							2.94

During the period ended March 31, 2023, the Company issued 5,765 warrants to certain underwriters/agents in connection with private placement financings which are subject to cashless exercise. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled / Expired	Balance March 31, 2023

August 19, 2024	$10.00	-	5,765	-	-	5,765

Total		-	5,765	-	-	5,765

Weighted average exercise price		$-	$10.00	$-	$-	$10.00

Weighted average remaining life (years)						1.30

During the period ended March 31, 2022, the Company did not grant any agent warrants.

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2024	March 31, 2023	March 31, 2022

Fair value per option	$7.95	$3.81	$-
Exercise price	$8.09	$10.00	$-
Expected life (years)	4.78	2.00	-
Interest rate	4.09%	3.30%	-
Annualized volatility (based on historical volatility)	113%	120%	-
Dividend yield	0.00%	0.00%	-